Stock Option and Incentive Plan	12 Months Ended
Sep. 30, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option and Incentive Plan
Note 18 — Stock Option and Incentive Plan
In January 1998, the Company adopted the 1998 Stock Option and Incentive Plan, or Equity Incentive Plan, which provides for the grant of restricted stock awards, stock options and other equity-based awards to employees, officers, directors, and consultants. Since its adoption, the Equity Incentive Plan has been amended on several occasions to, among other things, increase the number of ordinary shares issuable under the Equity Incentive Plan. In January 2017, the maximum number of ordinary shares authorized by the Company’s Board of Directors to be granted under the Equity Incentive Plan was increased from 62,300 to 67,550. The issuance of such additional shares was registered with the SEC in February 2018. Awards granted under the Equity Incentive Plan generally vest over a period of three to four years
and stock options have a term of
ten years
. Also, in accordance with the Equity Incentive Plan, options are issued at or above the market price at the time of the grant.
The following table summarizes information about options to purchase the Company
’
s ordinary shares, as well as changes during the fiscal year ended September 30, 2019:

	Number of Share Options	Weighted Average Exercise Price
Outstanding as of October 1, 2018	6,418	$54.76
Granted	1,975	60.04
Exercised	(874)	47.41
Forfeited	(682)	60.52

Outstanding as of September 30, 2019(1)	6,837	$56.65

Exercisable as of September 30, 2019(1)	2,899	$50.60

(1)	As of September 30, 2019, the weighted average remaining contractual life of outstanding and exercisable options was 7.24 and 5.63 years, respectively.
The following table summarizes information relating to awards of restricted shares, as well as changes during the fiscal year ended September 30, 2019:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2018	1,022	$60.68
Granted	521	61.65
Vested	(459)	59.32
Forfeited	(147)	61.86

Outstanding as of September 30, 2019	937	$61.70

The total intrinsic value of options exercised during fiscal years 2019, 2018 and 2017 was $13,081, $38,025 and $47,321, respectively.
The value of restricted shares vested during fiscal years 2019, 2018 and 2017 was $28,430, $35,801 and $36,922, respectively.
The aggregate intrinsic value of outstanding and exercisable stock options as of September 30, 2019 was $56,997 and $40,532, respectively.
Employee equity-based compensation
pre-tax
expense for the years ended September 30, 2019, 2018 and 2017 was as follows:

	Year Ended September 30,
	2019	2018	2017
Cost of revenue	$19,879	$18,253	$19,215
Research and development	2,714	3,476	3,536
Selling, general and administrative	15,957	25,747	21,788

Total	$38,550	$47,476	$44,539

The fair value of options granted was estimated on the date of grant using the Black-Scholes pricing model with the assumptions noted in the following table (all in weighted averages for options granted during the year):

	Year Ended September 30,
	2019	2018	2017
Risk-free interest rate(1)	2.64%	2.30%	1.63%
Expected life of stock options(2)	4.50	4.50	4.50
Expected volatility(3)	17.8%	15.0%	16.2%
Expected dividend yield(4)	1.82%	1.51%	1.47%
Fair value per option	$9.13	$8.70	$7.62

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.
(2)	Expected life of stock options is based upon historical experience.
(3)	Expected volatility is based on blended volatility.
(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.